Others - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands				1 Months Ended
	Jun. 30, 2020 CNY (¥)	Feb. 10, 2020 TWD ($)	Dec. 27, 2019 TWD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2013 TWD ($)	Jan. 01, 2024
Disclosure Detailed Information About Others [Line Items]
Contribution received from Environmental Protection			$ 55,062
GAPT Holdings limited [Member]
Disclosure Detailed Information About Others [Line Items]
Percentage of voting equity interests acquired				19.00%
Consideration paid received				$ 380,000
Procuratorate [Member]
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed | ¥	¥ 400
Income from fines and penalties | ¥	¥ 344
Resolution To Enhance The Shareholding In The Investee [Member] | GAPT Holdings limited [Member]
Disclosure Detailed Information About Others [Line Items]
Percentage of voting equity interests acquired						16.48%
Original Fine [Member]
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed					$ 102,014
New Fine [Member]
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed		$ 46,952